Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 15 - Subsequent Events

On January 4, 2015, the Board of Directors appointed Daron Evans, a member of the Board, to serve as Chairman of the Board. Also on January 4, 2015, the Board of Directors appointed Paul A. Mieyal, a member of the Board, to serve as the Acting President, Acting Chief Executive Officer, Acting Chief Financial Officer and Acting Secretary of the Company. Dr. Mieyal succeeded John C. Houghton, whose separation of employment as President, Chief Executive Officer and Acting Chief Financial Officer of the Company was effective on January 4, 2015. In addition, Mr. Houghton resigned as a member of the Board, effective on January 4, 2015. The resignation as a member of the Board was not due to any disagreement by or with Mr. Houghton on any matter relating to the Company’s operations, policies or practices. In connection with his separation from employment with the Company, Mr. Houghton entered into a Separation Agreement and General Release (the “Agreement”). Pursuant to the Agreement, Mr. Houghton is entitled to six months severance and is permitted to exercise his vested unexpired stock options for ninety days following January 4, 2015. During the severance term, Mr. Houghton will be subject to customary non-competition, non-solicitation and confidentiality restrictions.